Other (Loss) Income, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Other Income (Loss), Net [Line Items]
Other (loss) income, net	$ (1)	$ (15)	$ 9	$ (32)	$ (65)	$ (45)	$ (1)
Gain on Purchase of Business [Member]
Component of Other Income (Loss), Net [Line Items]
Other (loss) income, net					0	16	0
Loss on extinguishment of debt [Member]
Component of Other Income (Loss), Net [Line Items]
Other (loss) income, net	0	0	(2)	0	0	(39)	(6)
Realized and unrealized loss on derivatives, net [Member]
Component of Other Income (Loss), Net [Line Items]
Other (loss) income, net	(3)	0	(3)	0
Dividend expense related to securities sod, not yet purchased [Member]
Component of Other Income (Loss), Net [Line Items]
Other (loss) income, net	(1)	(19)	(3)	(32)	(86)	(29)	(62)
(Loss) gain on disposition of assets [Member]
Component of Other Income (Loss), Net [Line Items]
Other (loss) income, net	(2)	2	1	0	(4)	1	8
Appreciation on deferred management fee [Member]
Component of Other Income (Loss), Net [Line Items]
Other (loss) income, net	0	0	0	(13)
Equity earnings from non-consolidated affiliates [Member]
Component of Other Income (Loss), Net [Line Items]
Other (loss) income, net	13	8	24	16	30	25	12
Foreign currency translation loss [Member]
Component of Other Income (Loss), Net [Line Items]
Other (loss) income, net	(5)	(5)	(7)	(6)	(9)	(26)	3
Other [Member]
Component of Other Income (Loss), Net [Line Items]
Other (loss) income, net	$ (3)	$ (1)	$ (1)	$ 3	$ 4	$ 7	$ 44